Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.	Nature of Operations
Nuvation Bio Inc. and subsidiaries (the “Company”), formerly known as RePharmation Inc., a Delaware Limited Corporation, is a privately held biotechnology company currently operating on development activities on unmet needs in oncology. The Company was incorporated on March 20, 2018 (inception date). The Company has offices in New York and San Francisco. The Company’s two subsidiaries are dormant and have had no operations since the inception date.